CONSOLIDATED STATEMENT OF CHANGES IN EQUITY € in Millions, $ in Millions	Total USD ($)	Share capital USD ($)	Share premium USD ($)	Capital contribution USD ($)	Foreign currency translation reserve USD ($)	Cash flow hedge reserve USD ($)	Cost of hedging reserve USD ($)	Retained earnings USD ($)	Non-controlling interests USD ($)	EUR (€)	USD ($)
Beginning balance at Dec. 31, 2017	$ (1,360)	$ 23	$ 1,290	$ 485	$ 11	$ (48)	$ 18	$ (3,139)	$ 1		$ (1,359)
Profit/(loss) for the year	(94)							(94)		€ (83)	(94)
Other comprehensive income/(expense)	84				75	(14)	13	10			84
Hedging gains transferred to cost of inventory	(10)					(10)					(10)
Share issuance	2		2								2
Dividends paid	(132)							(132)			(132)
Ending balance at Dec. 31, 2018	(1,510)	23	1,292	485	86	(72)	31	(3,355)	1		(1,509)
Profit/(loss) for the year										1,327	1,458
Ending balance at Dec. 31, 2019	(216)	23	1,292	485	165	(11)	11	(2,181)	1		(215)
Beginning balance at Jan. 02, 2019	(1,556)	23	1,292	485	86	(72)	31	(3,401)	1		(1,555)
Profit/(loss) for the year	1,458							1,458			1,458
Other comprehensive income/(expense)	(29)				52	45	(20)	(106)			(29)
Hedging losses transferred to cost of inventory	16					16					16
Recycle to income statement on disposal of subsidiary	27				27						27
Dividends paid	(132)							(132)			(132)
Ending balance at Dec. 31, 2019	(216)	23	1,292	485	165	(11)	11	(2,181)	1		(215)
Profit/(loss) for the year	35							35		€ 31	35
Other comprehensive income/(expense)	(67)				(54)	27	1	(41)			(67)
Hedging losses transferred to cost of inventory	25					25					25
Dividends paid	(139)							(139)			(139)
Ending balance at Dec. 31, 2020	$ (362)	$ 23	$ 1,292	$ 485	$ 111	$ 41	$ 12	$ (2,326)	$ 1		$ (361)